Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2015	Gross Cost	Accumulated Depreciation	Net Cost
Land	75	—	75
Buildings	806	(399)	407
Facilities & leasehold improvements	2,746	(2,482)	264
Machinery and equipment	12,885	(11,408)	1,477
Computer and R&D equipment	377	(339)	38
Other tangible assets	104	(99)	5
Construction in progress	55	—	55

Total	17,048	(14,727)	2,321

December 31, 2014	Gross Cost	Accumulated Depreciation	Net Cost
Land	80	—	80
Buildings	886	(411)	475
Facilities & leasehold improvements	2,946	(2,629)	317
Machinery and equipment	13,491	(11,822)	1,669
Computer and R&D equipment	410	(371)	39
Other tangible assets	118	(109)	9
Construction in progress	58	—	58

Total	17,989	(15,342)	2,647

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, machinery and equipment and other tangible assets include assets acquired under capital lease. The net cost of assets under capital lease was less than $1 million for the year ended December 31, 2015 and $1 million for the year ended December 31, 2014.

The depreciation charge in 2015, 2014 and 2013 was $676 million, $750 million and $838 million, respectively.

Capital investment funding has totaled $7 million for the year ended December 31, 2015, less than $1 million for the year ended December 31, 2014 and $3 million for the year ended December 31, 2013. Public funding reduced depreciation charges by $4 million, $4 million and $6 million in 2015, 2014 and 2013, respectively.

For the years ended December 31, 2015, 2014 and 2013 the Company sold property, plant and equipment for cash proceeds of $62 million, $9 million and $12 million, respectively. In 2015, the Company has disposed of non-strategic assets, Shanghai and Longgang buildings, for cash proceeds of $26 million and $29 million, respectively.